UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2010

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  April 5, 2010

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total:	$291,848

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR MSCI EAFE FD                         464287465      284  5070.00 SH       SOLE                  5070.00
A F L A C INC                  com              001055102     9070 167071.21SH       SOLE                167071.21
A T & T INC NEW                com              00206R102      308 11925.00 SH       SOLE                 11925.00
ABBOTT LABORATORIES            com              002824100      262  4976.00 SH       SOLE                  4976.00
ALBERTO CULVER CO NEW          com              013078100     7083 270876.53SH       SOLE                270876.53
AMETEK INC NEW                 com              031100100     5773 139253.00SH       SOLE                139253.00
ANSYS INC                      com              03662q105     7462 172801.00SH       SOLE                172801.00
APOLLO GROUP INC CL A          com              037604105     7162 116861.00SH       SOLE                116861.00
AUTO DATA PROCESSING           com              053015103     8891 199925.00SH       SOLE                199925.00
BB&T CORPORATION               com              054937107     5286 163205.00SH       SOLE                163205.00
BECTON DICKINSON & CO          com              075887109      244  3100.00 SH       SOLE                  3100.00
BERKSHIRE HATHAWAY B NEW CLASS com              846702074      345  4250.00 SH       SOLE                  4250.00
C H ROBINSON WORLDWD NEW       com              12541W209     6984 125053.00SH       SOLE                125053.00
CISCO SYSTEMS INC              com              17275r102     8542 328160.00SH       SOLE                328160.00
COVANCE INC                    com              222816100     7964 129736.00SH       SOLE                129736.00
CROSSTEX ENERGY L P            com              22765u102      107 10000.00 SH       SOLE                 10000.00
DANAHER CORP DEL               com              235851102    10083 126177.13SH       SOLE                126177.13
ECOLAB INC                     com              278865100     7962 181154.00SH       SOLE                181154.00
ENTERPRISE PRD PRTNRS LP       com              293792107     1004 29035.08 SH       SOLE                 29035.08
EXPEDITORS INTL WASH           com              302130109     5128 138888.00SH       SOLE                138888.00
EXXON MOBIL CORPORATION        com              30231g102      787 11744.00 SH       SOLE                 11744.00
FASTENAL CO                    com              311900104      386  8050.00 SH       SOLE                  8050.00
FISERV INC                     com              337738108    11341 223422.00SH       SOLE                223422.00
GENERAL ELECTRIC COMPANY       com              369604103     1444 79320.00 SH       SOLE                 79320.00
GENERAL MILLS INC              com              370334104      262  3700.00 SH       SOLE                  3700.00
GOOGLE INC CLASS A             com              38259p508     4188  7384.00 SH       SOLE                  7384.00
ILLINOIS TOOL WORKS INC        com              452308109     7569 159815.00SH       SOLE                159815.00
INTEL CORP                     com              458140100      280 12584.00 SH       SOLE                 12584.00
JOHNSON & JOHNSON              com              478160104     9477 145359.00SH       SOLE                145359.00
KINDER MORGAN ENERGY LP UNIT L com              494550106      589  9000.00 SH       SOLE                  9000.00
LOWES COMPANIES INC            com              548661107      223  9200.00 SH       SOLE                  9200.00
MARSHALL & ILSLEY CP NEW       com              571837103     5099 633391.00SH       SOLE                633391.00
MEDTRONIC INC                  com              585055106     8494 188634.47SH       SOLE                188634.47
MICROSOFT CORP                 com              594918104     9313 317997.00SH       SOLE                317997.00
NORTHERN TRUST CORP            com              665859104     7120 128843.00SH       SOLE                128843.00
OMNICOM GROUP INC              com              681919106     7054 181758.00SH       SOLE                181758.00
ORACLE CORPORATION             com              68389X105     7275 282973.14SH       SOLE                282973.14
PATTERSON COMPANIES            com              703395103      418 13466.00 SH       SOLE                 13466.00
PAYCHEX INC                    com              704326107     8589 279595.20SH       SOLE                279595.20
PEPSICO INCORPORATED           com              713448108     7225 109207.00SH       SOLE                109207.00
PFIZER INCORPORATED            com              717081103      436 25427.00 SH       SOLE                 25427.00
PRIVATEBANCORP INC             com              742962103     5179 378050.00SH       SOLE                378050.00
PROCTER & GAMBLE               com              742718109     8661 136895.43SH       SOLE                136895.43
QUALCOMM INC                   com              747525103     7186 171250.00SH       SOLE                171250.00
RESMED INC                     com              761152107    10046 157838.00SH       SOLE                157838.00
SCHLUMBERGER LTD F             com              806857108     6625 104394.00SH       SOLE                104394.00
STARBUCKS CORP                 com              855244109     5155 212415.00SH       SOLE                212415.00
STERICYCLE INC                 com              858912108     7737 141965.00SH       SOLE                141965.00
STRATASYS INC                  com              862685104     6961 284938.00SH       SOLE                284938.00
STRYKER CORP                   com              863667101     6588 115133.00SH       SOLE                115133.00
SYSCO CORPORATION              com              871829107     2076 70359.00 SH       SOLE                 70359.00
TARGET CORPORATION             com              87612E106     8444 160529.00SH       SOLE                160529.00
WALGREEN COMPANY               com              931422109     9488 255822.00SH       SOLE                255822.00
WATERS CORP                    com              941848103     8296 122834.00SH       SOLE                122834.00
FEDERATED KAUFMANN A                            314172677      103 21181.46 SH       SOLE                 21181.46
S P D R TRUST UNIT SR 1 EXPIRI                  78462f103      239  2046.00 SH       SOLE                  2046.00
U S B CAPITAL XI 6.6%66                         903300200      928 37442.00 SH       SOLE                 37442.00
WELLS FARGO & COMPANY 8% PFD S                  949746879      618 22650.00 SH       SOLE                 22650.00